Operating Lease and Asset Retirement Obligations	12 Months Ended
Jan. 31, 2014
Leases [Abstract]
Operating Lease and Asset Retirement Obligations

(10) Operating Lease and Asset Retirement Obligations

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year from January 31, 2014, are as follows:

(in thousands)	Operating Leases
2015	$8,773
2016	7,187
2017	6,676
2018	6,554
2019	6,463

Minimum lease payments	$35,653

Layne’s operating leases are primarily for light and medium duty trucks, buildings and other equipment. Rent expense under operating leases (including insignificant amounts of contingent rental payments) was $22.7 million, $22.9 million and $28.7 million in FY2014, FY2013 and FY2012, respectively.

As of January 31, 2014 and 2013, no asset retirement obligations existed. Asset retirement obligations consisted of the estimated costs of dismantlement, removal, site reclamation and similar activities associated with Layne’s prior oil and gas properties. An asset retirement obligation and the related asset retirement cost were recorded when a well is drilled and completed. The asset retirement cost was determined based on the expected costs to complete the reclamation at the end of the well’s economic life, discounted to its present value using a credit adjusted risk-free-rate. After initial recording, the liability was increased for the passage of time, with the increase being reflected in the consolidated results of operations as depreciation, depletion and amortization. Asset retirement costs were capitalized as part of oil and gas properties and depleted accordingly. During FY2013, Layne sold the assets of Energy. These obligations were assumed by the purchaser as part of the sale.

Asset retirement obligations recorded in other long-term liabilities as of January 31, 2013 and 2012 were as follows:

(in thousands)	January 31, 2013	January 31, 2012
Beginning asset retirement obligation	$1,835	$1,667
Liabilities incurred during year	—	63
Liabilities settled during year	—	—
Accretion expense	75	105
Liability transferred upon sale of business	(1,910)	—

Ending asset retirement obligation	$—	$1,835